Property and equipment, net - Summary of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 6,319	$ 9,277	$ 5,824
Cost of revenues.
Property, Plant and Equipment [Line Items]
Depreciation expense	4,805	6,247	5,198
Research and development expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	436	529	300
General and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	1,068	2,492	317
Sales and marketing expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 10	$ 9	$ 9